LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease liabilities	$ 1,900,268	$ 1,819,077	$ 1,818,358
Buildings
LEASES
Lease liabilities	1,853,662	1,760,324
Vehicles
LEASES
Lease liabilities	566	278
Computer equipment
LEASES
Lease liabilities	46,040	57,413
Furniture and fixtures
LEASES
Lease liabilities		1,062
Maturity less than 1 year
LEASES
Lease liabilities	13,637	6,357
Maturity less than 1 year | Buildings
LEASES
Lease liabilities	10,502	5,632
Maturity less than 1 year | Vehicles
LEASES
Lease liabilities	83	159
Maturity less than 1 year | Computer equipment
LEASES
Lease liabilities	3,052
Maturity less than 1 year | Furniture and fixtures
LEASES
Lease liabilities		566
Maturity between 1 and 3 years
LEASES
Lease liabilities	61,620	80,518
Maturity between 1 and 3 years | Buildings
LEASES
Lease liabilities	43,545	49,939
Maturity between 1 and 3 years | Vehicles
LEASES
Lease liabilities	300	119
Maturity between 1 and 3 years | Computer equipment
LEASES
Lease liabilities	17,775	29,964
Maturity between 1 and 3 years | Furniture and fixtures
LEASES
Lease liabilities		496
Maturity between 3 and 5 years
LEASES
Lease liabilities	97,480	55,257
Maturity between 3 and 5 years | Buildings
LEASES
Lease liabilities	82,647	39,367
Maturity between 3 and 5 years | Vehicles
LEASES
Lease liabilities	183
Maturity between 3 and 5 years | Computer equipment
LEASES
Lease liabilities	14,650	15,890
Maturity more than 5 years
LEASES
Lease liabilities	1,727,531	1,676,945
Maturity more than 5 years | Buildings
LEASES
Lease liabilities	1,716,968	1,665,386
Maturity more than 5 years | Computer equipment
LEASES
Lease liabilities	$ 10,563	$ 11,559